SEGMENT	12 Months Ended
Dec. 31, 2025
SEGMENT
SEGMENT

14. SEGMENT

The Group’s chief operating decision maker (“CODM”) has been identified as the chief executive officer. The Group has two operating segments which are legacy Huazhu and legacy DH according to the way management intends to evaluate results and allocate resources within the Group. In identifying its reportable segments, the Group assesses the nature of operating segments and evaluates the operating results of each reporting segment. Both operating segments meet the quantitative thresholds and should be considered as two reportable segments. The CODM uses revenue and Adjusted EBITDA to evaluate the trends of the segments over time and monitor budget-to-actual variances to assess the performance and determine how to allocate capital resources. To better reflect the profitability of core business, the Group has redefined Adjusted EBITDA starting in 2024, with comparative figures for 2023 recast accordingly. Adjusted EBITDA is defined as net income attributable to H World Group Limited excluding income tax expense, interest expense, interest income, depreciation and amortization, share-based compensation expenses, gain(loss) from fair value changes of equity securities, foreign exchange gain(loss) and gain(loss) on disposal of investments. Significant segment expenses include adjusted hotel operating costs, adjusted selling and marketing expenses, adjusted general and administrative expenses, all of which exclude depreciation and amortization and share-based compensation expenses. The CODM does not use assets by operating segment when assessing performance or making operating segment resource allocations.

The following table provides a summary of the Group’s operating segment results and reconciliation of Adjusted EBITDA to net income attributable to H World Group Limited for the years ended December 31, 2023, 2024 and 2025.

	Years Ended December 31,
	2023				2024				2025
	Legacy	Legacy			Legacy	Legacy			Legacy	Legacy
	Huazhu	DH	Elimination	Total	Huazhu	DH	Elimination	Total	Huazhu	DH	Elimination	Total
Leased and owned hotels	9,522	4,286	(12)	13,796	9,146	4,697	—	13,843	8,371	4,572	—	12,943
Manachised and franchised hotels	7,596	107	(9)	7,694	9,385	126	(13)	9,498	11,542	176	(22)	11,696
Others	326	72	(6)	392	498	58	(6)	550	622	46	—	668
Total revenues	17,444	4,465	(27)	21,882	19,029	4,881	(19)	23,891	20,535	4,794	(22)	25,307
Adjusted hotel operating costs	(9,419)	(3,569)	—	—	(9,888)	(4,125)	—	—	(10,476)	(3,662)	—	—
Adjusted selling and marketing expenses	(641)	(429)	—	—	(723)	(451)	—	—	(769)	(493)	—	—
Adjusted general and administrative expenses	(1,405)	(505)	—	—	(1,573)	(575)	—	—	(1,433)	(383)	—	—
Other segment items (primarily include other operating income, net)	206	122	—	—	129	116	—	—	117	243	—	—
Adjusted EBITDA	6,185	84	(1)	6,268	6,974	(154)	—	6,820	7,974	499	—	8,473
Interest income	—	—	—	248	—	—	—	210	—	—	—	223
Interest expense	—	—	—	(385)	—	—	—	(318)	—	—	—	(337)
Income tax expense	—	—	—	(1,204)	—	—	—	(1,662)	—	—	—	(2,161)
Depreciation and amortization	—	—	—	(1,414)	—	—	—	(1,332)	—	—	—	(1,257)
Share-based compensation	—	—	—	(143)	—	—	—	(322)	—	—	—	(420)
Gain (loss) from fair value changes of equity securities, net	—	—	—	109	—	—	—	(66)	—	—	—	(10)
Foreign exchange gain (loss), net	—	—	—	90	—	—	—	(272)	—	—	—	569
Gain (loss) on disposal of investments	—	—	—	516	—	—	—	(10)	—	—	—	—
Net income attributable to H World Group Limited	—	—	—	4,085	—	—	—	3,048	—	—	—	5,080

The following tables represent revenues and property and equipment, net, intangible assets, net, right-of-use assets, land use rights, net and goodwill by geographical region.

Revenues:

	Years Ended December 31,
	2023	2024	2025
PRC	17,393	18,984	20,499
Germany	3,324	3,544	3,400
All others	1,165	1,363	1,408
Total	21,882	23,891	25,307

Property and equipment, net, intangible assets, net, right - of - use assets, land use rights, net and goodwill:

	As of December 31,
	2024	2025
PRC	27,461	26,101
Germany	11,940	13,131
All others	3,716	3,986
Total	43,117	43,218

Other than PRC and Germany, there were no countries that individually represented more than 10% of the total revenue for the years ended December 31, 2023, 2024 and 2025.